Organization (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Major Subsidiaries, VIEs and VIEs' Subsidiaries

As of December 31, 2025, the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

	Place of Incorporation	Date of Establishment/Acquisition	Effective interest held
Subsidiaries:
Beijing QIYI Century Science & Technology Co., Ltd. (“Beijing QIYI Century”)	Chinese mainland	March 8, 2010	100%
iQIYI HK Limited (“iQIYI HK”)	Hong Kong	April 14, 2011	100%
iQIYI Film Group HK Limited	Hong Kong	June 12, 2017	100%
Beijing iQIYI Interactive Technology Co., Ltd.	Chinese mainland	January 31, 2019	100%
iQIYI International Singapore Pte, Ltd.	Singapore	February 11, 2020	100%

VIEs and VIEs’ subsidiaries:
Beijing iQIYI Science & Technology Co., Ltd. (“Beijing iQIYI”, formerly known as Beijing Xinlian Xinde Advertisement Media Co., Ltd.)	Chinese mainland	Acquired on November 23, 2011	Nil
Shanghai iQIYI Culture Media Co., Ltd. (“Shanghai iQIYI”)	Chinese mainland	December 19, 2012	Nil
Shanghai Zhong Yuan Network Co., Ltd. (“Shanghai Zhong Yuan”)	Chinese mainland	Acquired on May 11, 2013	Nil
Hainan iQIYI Culture Media Co., Ltd.	Chinese mainland	February 17, 2017	Nil
The People’s Republic of China (the “
Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs’ subsidiaries, after the elimination of intercompany balances and transactions among VIEs and VIEs’ subsidiaries within the Group, included in the Company’s consolidated balance sheets and statements of comprehensive income/(loss) are as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	803,720	1,438,131	205,650
Short-term investments	738,561	281,692	40,281
Accounts receivable, net	2,117,491	2,406,133	344,072
Licensed copyrights, net	193,365	270,434	38,672
Prepayments and other assets	2,138,706	1,880,948	268,972
Total current assets	5,991,843	6,277,338	897,647
Non-current assets:
Fixed assets, net	607,502	562,349	80,415
Long-term investments	1,577,992	1,394,923	199,471
Licensed copyrights, net	1,656,880	1,407,960	201,336
Produced content, net	13,418,428	13,942,621	1,993,768
Operating lease assets	486,719	377,643	54,002
Goodwill	2,345,466	2,345,466	335,397
Others	1,156,455	1,975,616	282,509
Total non-current assets	21,249,442	22,006,578	3,146,898
Total assets	27,241,285	28,283,916	4,044,545
LIABILITIES
Third-party liabilities
Current liabilities:
Accounts and notes payable	3,422,348	3,879,760	554,798
Customer advances and deferred revenue	4,212,168	3,947,934	564,547
Short-term loans	1,433,031	996,608	142,513
Long-term loans, current portion	63,997	662,656	94,759
Operating lease liabilities, current portion	78,079	66,347	9,487
Accrued expenses and other liabilities	3,226,119	2,890,603	413,351
Total current liabilities	12,435,742	12,443,908	1,779,455
Non-current liabilities:
Long-term loans	935,455	3,070,772	439,115
Operating lease liabilities	433,549	319,955	45,753
Other non-current liabilities	980,001	865,836	123,813
Total non-current liabilities	2,349,005	4,256,563	608,681
Amounts due to the Company and its subsidiaries	19,093,453	19,244,158	2,751,878
Total liabilities	33,878,200	35,944,629	5,140,014

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In thousands)
Total revenues	29,783,468	27,576,488	24,357,765	3,483,114
Third-party revenues	29,432,773	27,218,410	24,030,973	3,436,383
Inter-Group revenues	350,695	358,078	326,792	46,731
Cost of revenues	(24,439,915)	(22,834,288)	(21,045,944)	(3,009,530)
Third-party cost of revenues	(16,776,185)	(14,847,818)	(15,223,186)	(2,176,887)
Inter-Group cost of revenues	(7,663,730)	(7,986,470)	(5,822,758)	(832,643)
Net income/(loss)	824,015	492,482	(1,073,271)	(153,476)
Net cash provided by/(used for) operating activities	831,956	(2,024,567)	(732,605)	(104,761)
Net cash provided by/(used for) investing activities	251,794	(466,579)	292,859	41,878
Net cash provided by/(used for) financing activities	(141,212)	461,953	1,091,160	156,034